Shareholder Report	12 Months Ended
Oct. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Goldman Sachs Trust II
Entity Central Index Key	0001557156
Entity Investment Company Type	N-1A
Document Period End Date	Oct. 31, 2025
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
C000262794
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Multi-Manager High Yield Bond Fund
Class Name	Class P
Trading Symbol	MMHGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs Multi-Manager High Yield Bond Fund (the “Fund”) for the period of October 14, 2025 to October 31, 2025 (the “Period”).
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Additional Information Website	am.gs.com
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
P	$2	0.44%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 2
Expense Ratio, Percent	0.44% [1]
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

High yield corporate bonds overall produced modestly positive returns. Investor sentiment was buoyed by the solid start of the third quarter 2025 corporate earnings season, a rate cut by the Federal Reserve and easing geopolitical and trade tensions. Higher quality credits generally outperformed lower quality credits.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
	Class P	Bloomberg U.S. High-Yield 2% Issuer Capped Bond Index	Bloomberg U.S. Aggregate Bond Index
10/14/25	$1,000,000	$1,000,000	$1,000,000
10/25	$1,002,500	$1,005,300	$997,700

Average Annual Return [Table Text Block]
AATR	Since Inception
Class P (Commenced October 14, 2025)	0.25%
Bloomberg U.S. High-Yield 2% Issuer Capped Bond Index	0.53%
Bloomberg U.S. Aggregate Bond Index	-0.23%

Performance Inception Date	Oct. 14, 2025
AssetsNet	$ 1,123,121,434
Holdings Count | Holding	952
Advisory Fees Paid, Amount	$ 105,411
InvestmentCompanyPortfolioTurnover	2.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics (as of October 31, 2025)

Total Net Assets as of Period End	$1,123,121,434
# of Portfolio Holdings as of Period End	952
Portfolio Turnover Rate for the Period	2%
Total Net Advisory Fees Paid for the Period	$105,411

Holdings [Text Block]

Sector Allocation (%)

Oil Field Services	7.2%
Media	5.9%
Commercial Services	5.6%
Diversified Financial Services	5.1%
Retailing	4.7%
Healthcare Providers & Services	4.3%
Electrical	3.9%
Telecommunication Services	3.1%
Entertainment	2.8%
Other	60.7%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000154942
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Multi-Manager Global Equity Fund
Class Name	Class R6
Trading Symbol	GSEQX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs Multi-Manager Global Equity Fund (the “Fund”) for the period of November 1, 2024 to October 31, 2025 (the “Period”).
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the Period.
Additional Information Phone Number	1-800-621-2550
Additional Information Website	am.gs.com
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$47	0.43%

Expenses Paid, Amount	$ 47
Expense Ratio, Percent	0.43%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

Global equities were volatile but recorded strong positive returns overall buoyed by trade negotiations progress, supportive central bank monetary policy and continued enthusiasm around the artificial intelligence theme. Emerging markets equities posted the strongest gains followed by non-U.S. developed markets equities and U.S. equities.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
	Class R6	MSCI ACWI IMI (Net, USD, 50% Non-U.S. Developed Hedged to USD)	MSCI ACWI IMI Index (Net, USD, Unhedged)
11/1/15	$1,000,000	$1,000,000	$1,000,000
10/16	$1,007,400	$1,027,300	$1,023,400
10/17	$1,225,301	$1,266,969	$1,264,104
10/18	$1,183,273	$1,264,689	$1,252,095
10/19	$1,318,048	$1,421,004	$1,402,471
10/20	$1,352,317	$1,480,260	$1,463,058
10/21	$1,932,866	$2,047,644	$2,021,654
10/22	$1,553,831	$1,678,249	$1,612,875
10/23	$1,710,768	$1,837,347	$1,764,969
10/24	$2,217,498	$2,432,647	$2,335,584
10/25	$2,642,814	$2,962,477	$2,849,412

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Class R6	19.19%	14.33%	10.20%
MSCI ACWI IMI (Net, USD, 50% Non-U.S. Developed Hedged to USD)	21.78%	14.88%	11.46%
MSCI ACWI IMI Index (Net, USD, Unhedged)	22.00%	14.25%	11.03%

AssetsNet	$ 1,948,776,152
Holdings Count | Holding	858
Advisory Fees Paid, Amount	$ 4,781,173
InvestmentCompanyPortfolioTurnover	86.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics (as of October 31, 2025)

Total Net Assets as of Period End	$1,948,776,152
# of Portfolio Holdings as of Period End	858
Portfolio Turnover Rate for the Period	86%
Total Net Advisory Fees Paid for the Period	$4,781,173

Holdings [Text Block]

Sector Allocation (%)

Exchange Traded Funds	33.0%
Information Technology	13.4%
Financials	11.0%
Industrials	9.3%
Consumer Discretionary	6.6%
Health Care	5.4%
Communication Services	4.0%
Consumer Staples	3.0%
Materials	2.5%
Other	10.9%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund for the Period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by TBD at dfinview.com/GoldmanSachs or upon request at 1-800-621-2550.

The Fund's net expense ratio decreased during the Period as a result of an increase in average net assets.

Material Fund Change Expenses [Text Block]	The Fund's net expense ratio decreased during the Period as a result of an increase in average net assets.
Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund for the Period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by TBD at dfinview.com/GoldmanSachs or upon request at 1-800-621-2550.

Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000124400
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Multi-Strategy Alternatives Fund
Class Name	Class A
Trading Symbol	GMAMX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs Multi-Strategy Alternatives Fund (the “Fund”) for the period of November 1, 2024 to October 31, 2025 (the “Period”).
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the Period.
Additional Information Phone Number	1-800-526-7384
Additional Information Website	am.gs.com
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A	$109	1.02%

Expenses Paid, Amount	$ 109
Expense Ratio, Percent	1.02%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

The performance of the Fund was influenced most by a strong rally in the global equities market, interest rate volatility, price movements and dispersions across commodities and depreciation of the U.S. dollar versus major currencies.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
	Class A (including sales charges)	Class A (excluding sales charges)	ICE BofA 3-Month U.S. Treasury Bill Index (Total Return, USD, Unhedged)	Bloomberg Global Aggregate Index (Gross, USD, Hedged)
11/1/15	$9,450	$10,000	$10,000	$10,000
10/16	$9,428	$9,977	$10,031	$10,517
10/17	$9,530	$10,085	$10,103	$10,646
10/18	$9,241	$9,779	$10,273	$10,668
10/19	$9,773	$10,341	$10,520	$11,806
10/20	$10,000	$10,582	$10,616	$12,316
10/21	$11,126	$11,774	$10,623	$12,214
10/22	$10,536	$11,149	$10,706	$10,733
10/23	$10,399	$11,004	$11,217	$10,918
10/24	$10,293	$10,892	$11,822	$12,001
10/25	$11,698	$12,378	$12,335	$12,637

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Class A	13.65%	3.18%	2.15%
Class A including sales charges	7.38%	2.02%	1.58%
ICE BofA 3-Month U.S. Treasury Bill Index (Total Return, USD, Unhedged)	4.34%	3.04%	2.12%
Bloomberg Global Aggregate Index (Gross, USD, Hedged)	5.30%	0.52%	2.37%

AssetsNet	$ 57,600,818
Holdings Count | Holding	260
Advisory Fees Paid, Amount	$ 355,101
InvestmentCompanyPortfolioTurnover	46.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics (as of October 31, 2025)

Total Net Assets as of Period End	$57,600,818
# of Portfolio Holdings as of Period End	260
Portfolio Turnover Rate for the Period	46%
Total Net Advisory Fees Paid for the Period	$355,101

Holdings [Text Block]

Asset Class Exposure (%)*

Header	Gross	Long	Short	Net
Interest Rate	2.8	1.9	0.9	1.0
Commodities	16.9	9.0	8.0	1.0
Developed Markets Equity Volatility	30.5	2.4	28.1	-25.8
Convertible Securities	3.4	3.4	-	3.4
Short-Term Investments	23.6	23.6	-	23.6
Developed Markets ex US Equity	18.2	16.0	2.2	13.9
Emerging Markets Currency	11.0	5.2	5.8	-0.5
Master Limited Partnerships	0.3	0.3	-	0.3
Developed Markets Currency	16.3	9.1	7.2	1.9
Developed Markets FI Volatility	5.1	5.1	-	5.1
Short-Term Fixed Income	41.8	41.5	0.3	41.3
Long-Term Fixed Income	51.2	23.4	27.8	-4.4
Global Real Estate	1.3	1.3	-	1.3
Emerging Markets Equity	3.1	3.1	-	3.1
US Equity	42.2	42.2	-	42.2
Credit	52.5	52.5	-	52.5
Cash	143.7	78.4	65.3	13.0
Preferred	12.4	12.4	-	12.4
Medium-Term Fixed Income	10.2	10.2	-	10.2

*Asset class exposure includes the impact of derivatives. "Gross Exposure" represents the sum of the absolute value of long and short notional contract values in U.S. dollars of the Fund's positions (for a given asset class), divided by the Fund's net assets exposure within each asset class. "Net Exposure" represents the net exposure within the Fund to a given asset class, calculated as the difference between long and short exposures. The exposure of option contracts is delta-adjusted and offsetting forward foreign currency exchange contract positions are netted by currency pair and settlement date for both gross and net exposure calculations. Short-term Investments include investment companies and U.S. Treasury Bills.

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund for the Period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by February 28, 2026 at dfinview.com/GoldmanSachs or upon request at 1-800-526-7384.

The Fund's net expense ratio decreased during the Period as a result of a decrease in operating expenses.

Material Fund Change Expenses [Text Block]	The Fund's net expense ratio decreased during the Period as a result of a decrease in operating expenses.
Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund for the Period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by February 28, 2026 at dfinview.com/GoldmanSachs or upon request at 1-800-526-7384.

Updated Prospectus Phone Number	1-800-526-7384
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000124401
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Multi-Strategy Alternatives Fund
Class Name	Class C
Trading Symbol	GMCMX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs Multi-Strategy Alternatives Fund (the “Fund”) for the period of November 1, 2024 to October 31, 2025 (the “Period”).
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.
Additional Information Phone Number	1-800-526-7384
Additional Information Website	am.gs.com
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C	$188	1.77%

Expenses Paid, Amount	$ 188
Expense Ratio, Percent	1.77%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

The performance of the Fund was influenced most by a strong rally in the global equities market, interest rate volatility, price movements and dispersions across commodities and depreciation of the U.S. dollar versus major currencies.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
	Class C (including sales charges)	Class C (excluding sales charges)	ICE BofA 3-Month U.S. Treasury Bill Index (Total Return, USD, Unhedged)	Bloomberg Global Aggregate Index (Gross, USD, Hedged)
11/1/15	$9,900	$10,000	$10,000	$10,000
10/16	$9,798	$9,897	$10,031	$10,517
10/17	$9,821	$9,920	$10,103	$10,646
10/18	$9,457	$9,553	$10,273	$10,668
10/19	$9,928	$10,028	$10,520	$11,806
10/20	$10,075	$10,177	$10,616	$12,316
10/21	$11,136	$11,249	$10,623	$12,214
10/22	$10,459	$10,565	$10,706	$10,733
10/23	$10,253	$10,356	$11,217	$10,918
10/24	$10,067	$10,169	$11,822	$12,001
10/25	$11,352	$11,467	$12,335	$12,637

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Class C	12.76%	2.41%	1.38%
Class C including sales charges	11.73%	2.41%	1.38%
ICE BofA 3-Month U.S. Treasury Bill Index (Total Return, USD, Unhedged)	4.34%	3.04%	2.12%
Bloomberg Global Aggregate Index (Gross, USD, Hedged)	5.30%	0.52%	2.37%

AssetsNet	$ 57,600,818
Holdings Count | Holding	260
Advisory Fees Paid, Amount	$ 355,101
InvestmentCompanyPortfolioTurnover	46.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics (as of October 31, 2025)

Total Net Assets as of Period End	$57,600,818
# of Portfolio Holdings as of Period End	260
Portfolio Turnover Rate for the Period	46%
Total Net Advisory Fees Paid for the Period	$355,101

Holdings [Text Block]

Asset Class Exposure (%)*

Header	Gross	Long	Short	Net
Interest Rate	2.8	1.9	0.9	1.0
Commodities	16.9	9.0	8.0	1.0
Developed Markets Equity Volatility	30.5	2.4	28.1	-25.8
Convertible Securities	3.4	3.4	-	3.4
Short-Term Investments	23.6	23.6	-	23.6
Developed Markets ex US Equity	18.2	16.0	2.2	13.9
Emerging Markets Currency	11.0	5.2	5.8	-0.5
Master Limited Partnerships	0.3	0.3	-	0.3
Developed Markets Currency	16.3	9.1	7.2	1.9
Developed Markets FI Volatility	5.1	5.1	-	5.1
Short-Term Fixed Income	41.8	41.5	0.3	41.3
Long-Term Fixed Income	51.2	23.4	27.8	-4.4
Global Real Estate	1.3	1.3	-	1.3
Emerging Markets Equity	3.1	3.1	-	3.1
US Equity	42.2	42.2	-	42.2
Credit	52.5	52.5	-	52.5
Cash	143.7	78.4	65.3	13.0
Preferred	12.4	12.4	-	12.4
Medium-Term Fixed Income	10.2	10.2	-	10.2

*Asset class exposure includes the impact of derivatives. "Gross Exposure" represents the sum of the absolute value of long and short notional contract values in U.S. dollars of the Fund's positions (for a given asset class), divided by the Fund's net assets exposure within each asset class. "Net Exposure" represents the net exposure within the Fund to a given asset class, calculated as the difference between long and short exposures. The exposure of option contracts is delta-adjusted and offsetting forward foreign currency exchange contract positions are netted by currency pair and settlement date for both gross and net exposure calculations. Short-term Investments include investment companies and U.S. Treasury Bills.

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-526-7384
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000201711
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Multi-Strategy Alternatives Fund
Class Name	Class P
Trading Symbol	GMMPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs Multi-Strategy Alternatives Fund (the “Fund”) for the period of November 1, 2024 to October 31, 2025 (the “Period”).
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Additional Information Website	am.gs.com
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
P	$76	0.71%

Expenses Paid, Amount	$ 76
Expense Ratio, Percent	0.71%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

The performance of the Fund was influenced most by a strong rally in the global equities market, interest rate volatility, price movements and dispersions across commodities and depreciation of the U.S. dollar versus major currencies.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
	Class P	ICE BofA 3-Month U.S. Treasury Bill Index (Total Return, USD, Unhedged)	Bloomberg Global Aggregate Index (Gross, USD, Hedged)
4/16/18	$10,000	$10,000	$10,000
10/18	$9,794	$10,105	$10,008
10/19	$10,401	$10,348	$11,076
10/20	$10,673	$10,443	$11,554
10/21	$11,920	$10,449	$11,458
10/22	$11,316	$10,530	$10,070
10/23	$11,213	$11,034	$10,243
10/24	$11,128	$11,629	$11,259
10/25	$12,687	$12,133	$11,856

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	Since Inception
Class P (Commenced April 16, 2018)	14.01%	3.52%	3.20%
ICE BofA 3-Month U.S. Treasury Bill Index (Total Return, USD, Unhedged)	4.34%	3.04%	2.59%
Bloomberg Global Aggregate Index (Gross, USD, Hedged)	5.30%	0.52%	2.28%

Performance Inception Date	Apr. 16, 2018
AssetsNet	$ 57,600,818
Holdings Count | Holding	260
Advisory Fees Paid, Amount	$ 355,101
InvestmentCompanyPortfolioTurnover	46.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics (as of October 31, 2025)

Total Net Assets as of Period End	$57,600,818
# of Portfolio Holdings as of Period End	260
Portfolio Turnover Rate for the Period	46%
Total Net Advisory Fees Paid for the Period	$355,101

Holdings [Text Block]

Asset Class Exposure (%)*

Header	Gross	Long	Short	Net
Interest Rate	2.8	1.9	0.9	1.0
Commodities	16.9	9.0	8.0	1.0
Developed Markets Equity Volatility	30.5	2.4	28.1	-25.8
Convertible Securities	3.4	3.4	-	3.4
Short-Term Investments	23.6	23.6	-	23.6
Developed Markets ex US Equity	18.2	16.0	2.2	13.9
Emerging Markets Currency	11.0	5.2	5.8	-0.5
Master Limited Partnerships	0.3	0.3	-	0.3
Developed Markets Currency	16.3	9.1	7.2	1.9
Developed Markets FI Volatility	5.1	5.1	-	5.1
Short-Term Fixed Income	41.8	41.5	0.3	41.3
Long-Term Fixed Income	51.2	23.4	27.8	-4.4
Global Real Estate	1.3	1.3	-	1.3
Emerging Markets Equity	3.1	3.1	-	3.1
US Equity	42.2	42.2	-	42.2
Credit	52.5	52.5	-	52.5
Cash	143.7	78.4	65.3	13.0
Preferred	12.4	12.4	-	12.4
Medium-Term Fixed Income	10.2	10.2	-	10.2

*Asset class exposure includes the impact of derivatives. "Gross Exposure" represents the sum of the absolute value of long and short notional contract values in U.S. dollars of the Fund's positions (for a given asset class), divided by the Fund's net assets exposure within each asset class. "Net Exposure" represents the net exposure within the Fund to a given asset class, calculated as the difference between long and short exposures. The exposure of option contracts is delta-adjusted and offsetting forward foreign currency exchange contract positions are netted by currency pair and settlement date for both gross and net exposure calculations. Short-term Investments include investment companies and U.S. Treasury Bills.

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000198936
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Multi-Strategy Alternatives Fund
Class Name	Class R6
Trading Symbol	GMMFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs Multi-Strategy Alternatives Fund (the “Fund”) for the period of November 1, 2024 to October 31, 2025 (the “Period”).
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the Period.
Additional Information Phone Number	1-800-621-2550
Additional Information Website	am.gs.com
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$76	0.71%

Expenses Paid, Amount	$ 76
Expense Ratio, Percent	0.71%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

The performance of the Fund was influenced most by a strong rally in the global equities market, interest rate volatility, price movements and dispersions across commodities and depreciation of the U.S. dollar versus major currencies.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
	Class R6	ICE BofA 3-Month U.S. Treasury Bill Index (Total Return, USD, Unhedged)	Bloomberg Global Aggregate Index (Gross, USD, Hedged)
2/28/18	$10,000	$10,000	$10,000
10/18	$9,795	$10,126	$10,077
10/19	$10,401	$10,369	$11,152
10/20	$10,673	$10,464	$11,634
10/21	$11,919	$10,471	$11,537
10/22	$11,316	$10,552	$10,139
10/23	$11,225	$11,057	$10,313
10/24	$11,135	$11,653	$11,337
10/25	$12,703	$12,158	$11,937

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	Since Inception
Class R6 (Commenced February 28, 2018)	14.08%	3.54%	3.16%
ICE BofA 3-Month U.S. Treasury Bill Index (Total Return, USD, Unhedged)	4.34%	3.04%	2.58%
Bloomberg Global Aggregate Index (Gross, USD, Hedged)	5.30%	0.52%	2.33%

Performance Inception Date	Feb. 28, 2018
AssetsNet	$ 57,600,818
Holdings Count | Holding	260
Advisory Fees Paid, Amount	$ 355,101
InvestmentCompanyPortfolioTurnover	46.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics (as of October 31, 2025)

Total Net Assets as of Period End	$57,600,818
# of Portfolio Holdings as of Period End	260
Portfolio Turnover Rate for the Period	46%
Total Net Advisory Fees Paid for the Period	$355,101

Holdings [Text Block]

Asset Class Exposure (%)*

Header	Gross	Long	Short	Net
Interest Rate	2.8	1.9	0.9	1.0
Commodities	16.9	9.0	8.0	1.0
Developed Markets Equity Volatility	30.5	2.4	28.1	-25.8
Convertible Securities	3.4	3.4	-	3.4
Short-Term Investments	23.6	23.6	-	23.6
Developed Markets ex US Equity	18.2	16.0	2.2	13.9
Emerging Markets Currency	11.0	5.2	5.8	-0.5
Master Limited Partnerships	0.3	0.3	-	0.3
Developed Markets Currency	16.3	9.1	7.2	1.9
Developed Markets FI Volatility	5.1	5.1	-	5.1
Short-Term Fixed Income	41.8	41.5	0.3	41.3
Long-Term Fixed Income	51.2	23.4	27.8	-4.4
Global Real Estate	1.3	1.3	-	1.3
Emerging Markets Equity	3.1	3.1	-	3.1
US Equity	42.2	42.2	-	42.2
Credit	52.5	52.5	-	52.5
Cash	143.7	78.4	65.3	13.0
Preferred	12.4	12.4	-	12.4
Medium-Term Fixed Income	10.2	10.2	-	10.2

*Asset class exposure includes the impact of derivatives. "Gross Exposure" represents the sum of the absolute value of long and short notional contract values in U.S. dollars of the Fund's positions (for a given asset class), divided by the Fund's net assets exposure within each asset class. "Net Exposure" represents the net exposure within the Fund to a given asset class, calculated as the difference between long and short exposures. The exposure of option contracts is delta-adjusted and offsetting forward foreign currency exchange contract positions are netted by currency pair and settlement date for both gross and net exposure calculations. Short-term Investments include investment companies and U.S. Treasury Bills.

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund for the Period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by February 28, 2026 at dfinview.com/GoldmanSachs or upon request at 1-800-621-2550.

The Fund's net expense ratio decreased during the Period as a result of a decrease in operating expenses.

Material Fund Change Expenses [Text Block]	The Fund's net expense ratio decreased during the Period as a result of a decrease in operating expenses.
Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund for the Period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by February 28, 2026 at dfinview.com/GoldmanSachs or upon request at 1-800-621-2550.

Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000124402
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Multi-Strategy Alternatives Fund
Class Name	Institutional Class
Trading Symbol	GSMMX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs Multi-Strategy Alternatives Fund (the “Fund”) for the period of November 1, 2024 to October 31, 2025 (the “Period”).
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Additional Information Website	am.gs.com
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$77	0.72%

Expenses Paid, Amount	$ 77
Expense Ratio, Percent	0.72%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

The performance of the Fund was influenced most by a strong rally in the global equities market, interest rate volatility, price movements and dispersions across commodities and depreciation of the U.S. dollar versus major currencies.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
	Institutional Shares	ICE BofA 3-Month U.S. Treasury Bill Index (Total Return, USD, Unhedged)	Bloomberg Global Aggregate Index (Gross, USD, Hedged)
11/1/15	$1,000,000	$1,000,000	$1,000,000
10/16	$1,001,300	$1,003,100	$1,051,700
10/17	$1,016,019	$1,010,322	$1,064,636
10/18	$988,383	$1,027,296	$1,066,765
10/19	$1,049,663	$1,051,951	$1,180,589
10/20	$1,077,689	$1,061,629	$1,231,590
10/21	$1,202,486	$1,062,266	$1,221,368
10/22	$1,141,520	$1,070,551	$1,073,338
10/23	$1,131,018	$1,121,724	$1,091,800
10/24	$1,122,309	$1,182,185	$1,200,106
10/25	$1,279,320	$1,233,492	$1,263,712

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Institutional Shares	13.99%	3.49%	2.49%
ICE BofA 3-Month U.S. Treasury Bill Index (Total Return, USD, Unhedged)	4.34%	3.04%	2.12%
Bloomberg Global Aggregate Index (Gross, USD, Hedged)	5.30%	0.52%	2.37%

AssetsNet	$ 57,600,818
Holdings Count | Holding	260
Advisory Fees Paid, Amount	$ 355,101
InvestmentCompanyPortfolioTurnover	46.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics (as of October 31, 2025)

Total Net Assets as of Period End	$57,600,818
# of Portfolio Holdings as of Period End	260
Portfolio Turnover Rate for the Period	46%
Total Net Advisory Fees Paid for the Period	$355,101

Holdings [Text Block]

Asset Class Exposure (%)*

Header	Gross	Long	Short	Net
Interest Rate	2.8	1.9	0.9	1.0
Commodities	16.9	9.0	8.0	1.0
Developed Markets Equity Volatility	30.5	2.4	28.1	-25.8
Convertible Securities	3.4	3.4	-	3.4
Short-Term Investments	23.6	23.6	-	23.6
Developed Markets ex US Equity	18.2	16.0	2.2	13.9
Emerging Markets Currency	11.0	5.2	5.8	-0.5
Master Limited Partnerships	0.3	0.3	-	0.3
Developed Markets Currency	16.3	9.1	7.2	1.9
Developed Markets FI Volatility	5.1	5.1	-	5.1
Short-Term Fixed Income	41.8	41.5	0.3	41.3
Long-Term Fixed Income	51.2	23.4	27.8	-4.4
Global Real Estate	1.3	1.3	-	1.3
Emerging Markets Equity	3.1	3.1	-	3.1
US Equity	42.2	42.2	-	42.2
Credit	52.5	52.5	-	52.5
Cash	143.7	78.4	65.3	13.0
Preferred	12.4	12.4	-	12.4
Medium-Term Fixed Income	10.2	10.2	-	10.2

*Asset class exposure includes the impact of derivatives. "Gross Exposure" represents the sum of the absolute value of long and short notional contract values in U.S. dollars of the Fund's positions (for a given asset class), divided by the Fund's net assets exposure within each asset class. "Net Exposure" represents the net exposure within the Fund to a given asset class, calculated as the difference between long and short exposures. The exposure of option contracts is delta-adjusted and offsetting forward foreign currency exchange contract positions are netted by currency pair and settlement date for both gross and net exposure calculations. Short-term Investments include investment companies and U.S. Treasury Bills.

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000124403
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Multi-Strategy Alternatives Fund
Class Name	Investor Class
Trading Symbol	GIMMX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs Multi-Strategy Alternatives Fund (the “Fund”) for the period of November 1, 2024 to October 31, 2025 (the “Period”).
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the Period.
Additional Information Phone Number	1-800-526-7384
Additional Information Website	am.gs.com
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor	$82	0.77%

Expenses Paid, Amount	$ 82
Expense Ratio, Percent	0.77%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

The performance of the Fund was influenced most by a strong rally in the global equities market, interest rate volatility, price movements and dispersions across commodities and depreciation of the U.S. dollar versus major currencies.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
	Investor Shares	ICE BofA 3-Month U.S. Treasury Bill Index (Total Return, USD, Unhedged)	Bloomberg Global Aggregate Index (Gross, USD, Hedged)
11/1/15	$10,000	$10,000	$10,000
10/16	$9,994	$10,031	$10,517
10/17	$10,117	$10,103	$10,646
10/18	$9,841	$10,273	$10,668
10/19	$10,433	$10,520	$11,806
10/20	$10,704	$10,616	$12,316
10/21	$11,942	$10,623	$12,214
10/22	$11,333	$10,706	$10,733
10/23	$11,219	$11,217	$10,918
10/24	$11,125	$11,822	$12,001
10/25	$12,683	$12,335	$12,637

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Investor Shares	14.00%	3.45%	2.40%
ICE BofA 3-Month U.S. Treasury Bill Index (Total Return, USD, Unhedged)	4.34%	3.04%	2.12%
Bloomberg Global Aggregate Index (Gross, USD, Hedged)	5.30%	0.52%	2.37%

AssetsNet	$ 57,600,818
Holdings Count | Holding	260
Advisory Fees Paid, Amount	$ 355,101
InvestmentCompanyPortfolioTurnover	46.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics (as of October 31, 2025)

Total Net Assets as of Period End	$57,600,818
# of Portfolio Holdings as of Period End	260
Portfolio Turnover Rate for the Period	46%
Total Net Advisory Fees Paid for the Period	$355,101

Holdings [Text Block]

Asset Class Exposure (%)*

Header	Gross	Long	Short	Net
Interest Rate	2.8	1.9	0.9	1.0
Commodities	16.9	9.0	8.0	1.0
Developed Markets Equity Volatility	30.5	2.4	28.1	-25.8
Convertible Securities	3.4	3.4	-	3.4
Short-Term Investments	23.6	23.6	-	23.6
Developed Markets ex US Equity	18.2	16.0	2.2	13.9
Emerging Markets Currency	11.0	5.2	5.8	-0.5
Master Limited Partnerships	0.3	0.3	-	0.3
Developed Markets Currency	16.3	9.1	7.2	1.9
Developed Markets FI Volatility	5.1	5.1	-	5.1
Short-Term Fixed Income	41.8	41.5	0.3	41.3
Long-Term Fixed Income	51.2	23.4	27.8	-4.4
Global Real Estate	1.3	1.3	-	1.3
Emerging Markets Equity	3.1	3.1	-	3.1
US Equity	42.2	42.2	-	42.2
Credit	52.5	52.5	-	52.5
Cash	143.7	78.4	65.3	13.0
Preferred	12.4	12.4	-	12.4
Medium-Term Fixed Income	10.2	10.2	-	10.2

*Asset class exposure includes the impact of derivatives. "Gross Exposure" represents the sum of the absolute value of long and short notional contract values in U.S. dollars of the Fund's positions (for a given asset class), divided by the Fund's net assets exposure within each asset class. "Net Exposure" represents the net exposure within the Fund to a given asset class, calculated as the difference between long and short exposures. The exposure of option contracts is delta-adjusted and offsetting forward foreign currency exchange contract positions are netted by currency pair and settlement date for both gross and net exposure calculations. Short-term Investments include investment companies and U.S. Treasury Bills.

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund for the Period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by February 28, 2026 at dfinview.com/GoldmanSachs or upon request at 1-800-526-7384.

The Fund's net expense ratio decreased during the Period as a result of a decrease in operating expenses.

Material Fund Change Expenses [Text Block]	The Fund's net expense ratio decreased during the Period as a result of a decrease in operating expenses.
Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund for the Period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by February 28, 2026 at dfinview.com/GoldmanSachs or upon request at 1-800-526-7384.

Updated Prospectus Phone Number	1-800-526-7384
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000151918
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Multi-Manager Non-Core Fixed Income Fund
Class Name	Class R6
Trading Symbol	GNCFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs Multi-Manager Non-Core Fixed Income Fund (the “Fund”) for the period of November 1, 2024 to October 31, 2025 (the “Period”).
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the Period.
Additional Information Phone Number	1-800-621-2550
Additional Information Website	am.gs.com
Expenses Paid, Amount	$ 58
Expense Ratio, Percent	0.55%
Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance. Past performance does not guarantee future results.
AssetsNet	$ 2,033,681,272
Holdings Count | Holding	1,276
Advisory Fees Paid, Amount	$ 6,107,324
InvestmentCompanyPortfolioTurnover	146.00%
Material Fund Change Strategies [Text Block]

Effective April 30, 2025, the Fund changed its 80% investment policy to reflect that the Fund will invest at least 80% of its net assets in fixed income securities and derivatives that have similar economic characteristics to fixed income securities. These changes did not materially impact the way in which the Fund is managed, the portfolio holdings of the Fund, or the Fund’s investment objective.

Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund for the Period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by February 28, 2026 at dfinview.com/GoldmanSachs or upon request at 1-800-621-2550.

Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000157436
Shareholder Report [Line Items]
Fund Name	Multi-Manager International Equity Fund
Class Name	Class P
Trading Symbol	MMITX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Multi-Manager International Equity Fund (the “Fund”) for the period of November 1, 2024 to October 31, 2025 (the “Period”).
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Additional Information Website	am.gs.com
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
P	$57	0.52%

Expenses Paid, Amount	$ 57
Expense Ratio, Percent	0.52%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

Non-U.S. developed markets equities posted strongly positive returns amid a rally in cyclical and value stocks. In Europe, gains were concentrated in the banking sector and in companies likely to benefit from greater defense and infrastructure spending. In Japan, AI and defense-oriented equities drove a powerful rally.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
	Class P	MSCI EAFE Index (Net, USD, Unhedged)
11/1/15	$1,000,000	$1,000,000
10/16	$991,800	$967,700
10/17	$1,244,114	$1,194,529
10/18	$1,174,070	$1,112,704
10/19	$1,324,117	$1,235,546
10/20	$1,293,794	$1,150,788
10/21	$1,804,325	$1,544,127
10/22	$1,386,624	$1,188,978
10/23	$1,599,055	$1,360,191
10/24	$1,989,544	$1,672,626
10/25	$2,397,600	$2,057,832

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Class P	20.51%	13.12%	9.13%
MSCI EAFE Index (Net, USD, Unhedged)	23.03%	12.32%	7.48%

AssetsNet	$ 1,658,925,946
Holdings Count | Holding	154
Advisory Fees Paid, Amount	$ 6,388,317
InvestmentCompanyPortfolioTurnover	43.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics (as of October 31, 2025)

Total Net Assets as of Period End	$1,658,925,946
# of Portfolio Holdings as of Period End	154
Portfolio Turnover Rate for the Period	43%
Total Net Advisory Fees Paid for the Period	$6,388,317

Holdings [Text Block]

Sector Allocation (%)

Industrials	20.7%
Financials	19.2%
Information Technology	14.0%
Consumer Discretionary	11.6%
Health Care	9.3%
Consumer Staples	7.4%
Communication Services	4.9%
Materials	4.7%
Energy	2.3%
Other	5.4%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000154943
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Multi-Manager Real Assets Strategy Fund
Class Name	Class R6
Trading Symbol	GRASX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs Multi-Manager Real Assets Strategy Fund (the “Fund”) for the period of November 1, 2024 to October 31, 2025 (the “Period”).
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the Period.
Additional Information Phone Number	1-800-621-2550
Additional Information Website	am.gs.com
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$67	0.65%

Expenses Paid, Amount	$ 67
Expense Ratio, Percent	0.65%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

Global real estate and global infrastructure securities broadly produced positive returns, with global infrastructure securities outperforming global real estate securities. Key influences were shifting interest rates, tailwinds related to power demand from AI data centers and increased European infrastructure spending.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
	Class R6	Dow Jones Brookfield Global Infrastructure Index (Net, USD, Unhedged)	FTSE EPRA/NAREIT Developed Index (Net, USD, Unhedged)	Multi-Manager Real Assets Strategy Composite Dynamic Index	S&P 500® Index
11/1/15	$1,000,000	$1,000,000	$1,000,000	$1,000,000	$1,000,000
10/16	$978,500	$1,049,825	$1,024,820	$1,031,378	$1,045,100
10/17	$1,063,140	$1,182,708	$1,087,540	$1,120,303	$1,292,057
10/18	$1,043,153	$1,135,563	$1,090,772	$1,105,357	$1,387,023
10/19	$1,252,201	$1,360,890	$1,312,044	$1,328,110	$1,585,784
10/20	$1,090,792	$1,204,609	$1,011,160	$1,084,841	$1,739,763
10/21	$1,458,389	$1,525,344	$1,437,050	$1,471,470	$2,486,296
10/22	$1,169,920	$1,401,801	$1,078,862	$1,195,891	$2,123,048
10/23	$1,136,226	$1,361,204	$1,013,872	$1,140,725	$2,338,325
10/24	$1,465,618	$1,713,829	$1,302,584	$1,452,594	$3,227,356
10/25	$1,547,253	$1,873,280	$1,347,065	$1,541,045	$3,919,624

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Class R6	5.57%	7.24%	4.46%
Dow Jones Brookfield Global Infrastructure Index (Net, USD, Unhedged)	9.30%	9.23%	6.47%
FTSE EPRA/NAREIT Developed Index (Net, USD, Unhedged)	3.41%	5.90%	3.02%
Multi-Manager Real Assets Strategy Composite Dynamic Index	6.09%	7.27%	4.42%
S&P 500® Index	21.45%	17.63%	14.62%

AssetsNet	$ 1,311,475,311
Holdings Count | Holding	219
Advisory Fees Paid, Amount	$ 4,689,057
InvestmentCompanyPortfolioTurnover	91.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics (as of October 31, 2025)

Total Net Assets as of Period End	$1,311,475,311
# of Portfolio Holdings as of Period End	219
Portfolio Turnover Rate for the Period	91%
Total Net Advisory Fees Paid for the Period	$4,689,057

Holdings [Text Block]

Sector Allocation (%)

Real Estate	55.6%
Utilities	19.2%
Energy	12.6%
Industrials	7.1%
Communication Services	1.4%
Health Care	0.5%
Information Technology	0.5%
Consumer Discretionary	0.1%
Other	3.8%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund for the Period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by February 28, 2026 at dfinview.com/GoldmanSachs or upon request at 1-800-621-2550.

Effective April 23, 2025, CenterSquare Investment Management LLC now serves as an investment subadviser for the Fund.

Material Fund Change Adviser [Text Block]	Effective April 23, 2025, CenterSquare Investment Management LLC now serves as an investment subadviser for the Fund.
Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund for the Period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by February 28, 2026 at dfinview.com/GoldmanSachs or upon request at 1-800-621-2550.

Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000161913
Shareholder Report [Line Items]
Fund Name	Multi-Manager U.S. Small Cap Equity Fund
Class Name	Class P
Trading Symbol	MMSMX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Multi-Manager U.S. Small Cap Equity Fund (the “Fund”) for the period of November 1, 2024 to October 31, 2025 (the “Period”).
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the Period.
Additional Information Phone Number	1-800-621-2550
Additional Information Website	am.gs.com
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
P	$78	0.76%

Expenses Paid, Amount	$ 78
Expense Ratio, Percent	0.76%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

U.S. small-cap equities generated strong positive returns with performance marked by pronounced volatility and sharp market rotations. The market was heavily influenced by shifting interest rate expectations, speculative investor sentiment, narrow market leadership and sector-specific trends tied to AI and commodities.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
	Class P	Russell 2000® Total Return Index	Russell 3000 Index
4/29/16	$1,000,000	$1,000,000	$1,000,000
10/16	$1,052,000	$1,061,300	$1,041,800
10/17	$1,291,856	$1,356,872	$1,291,624
10/18	$1,286,689	$1,381,974	$1,376,871
10/19	$1,422,563	$1,449,691	$1,562,611
10/20	$1,338,632	$1,447,661	$1,721,216
10/21	$1,928,567	$2,183,073	$2,476,829
10/22	$1,624,432	$1,778,332	$2,067,657
10/23	$1,543,210	$1,626,106	$2,240,927
10/24	$1,946,297	$2,180,121	$3,089,342
10/25	$2,054,900	$2,494,276	$3,732,234

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	Since Inception
Class P (Commenced April 29, 2016)	5.58%	8.95%	7.86%
Russell 2000® Total Return Index	14.41%	11.49%	10.08%
Russell 3000 Index	20.81%	16.73%	14.84%

Performance Inception Date	Apr. 29, 2016
AssetsNet	$ 589,301,403
Holdings Count | Holding	562
Advisory Fees Paid, Amount	$ 3,436,535
InvestmentCompanyPortfolioTurnover	112.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics (as of October 31, 2025)

Total Net Assets as of Period End	$589,301,403
# of Portfolio Holdings as of Period End	562
Portfolio Turnover Rate for the Period	112%
Total Net Advisory Fees Paid for the Period	$3,436,535

Holdings [Text Block]

Sector Allocation (%)

Industrials	22.9%
Financials	17.6%
Information Technology	15.5%
Health Care	15.1%
Consumer Discretionary	9.2%
Energy	4.0%
Materials	3.7%
Communication Services	2.4%
Consumer Staples	2.4%
Other	7.8%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund for the Period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by February 28, 2026 at dfinview.com/GoldmanSachs or upon request at 1-800-621-2550.

The Fund's net expense ratio increased during the Period as a result of a decrease in average net assets.

Effective October 23, 2025, Wellington Management Company LLP now serves as an investment subadviser for the Fund.

Material Fund Change Expenses [Text Block]	The Fund's net expense ratio increased during the Period as a result of a decrease in average net assets.
Material Fund Change Adviser [Text Block]	Effective October 23, 2025, Wellington Management Company LLP now serves as an investment subadviser for the Fund.
Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund for the Period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by February 28, 2026 at dfinview.com/GoldmanSachs or upon request at 1-800-621-2550.

Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs

[1]	Annualized.